Derivative Financial Instruments Additional Details (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Derivative [Line Items]
Derivative Credit Risk Valuation Adjustment, Derivative Assets	$ 5	$ 46
spb_NoncurrentAssets	4,143,768	2,690,222
Accumulated Other Comprehensive Income (Loss), Net of Tax	(38,521)	(33,435)	(14,446)
Other Current Assets [Member]
Derivative [Line Items]
Collateral Already Posted, Aggregate Fair Value	450	50
Fair Value Hedging [Member]
Derivative [Line Items]
Derivative, Notional Amount	108,480	172,581
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Accumulated Other Comprehensive Income, Tax Effect	637	565
Derivative, Notional Amount	255,909	202,453
Accumulated Other Comprehensive Income (Loss), Net of Tax	(2,287)	(1,409)
Foreign Currency Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months	2,248
Commodity Contract [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Accumulated Other Comprehensive Income, Tax Effect	(32)	320
Price Risk Cash Flow Hedge Unrealized Gain (Loss) to be Reclassified During Next 12 Months	8
Accumulated Other Comprehensive Income (Loss), Net of Tax	4	(1,627)
Commodity Contract [Member] | Cash Flow Hedging [Member] | Zinc [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	8,000	15,000
Derivative, Notional Amount	16,235	29,207
Commodity Contract [Member] | Cash Flow Hedging [Member] | Brass [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	1,000
Derivative, Notional Amount	7,418
Commodity Contract [Member] | Cash Flow Hedging [Member] | Silver, Ounces
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	45,000
Derivative, Notional Amount	$ 980